Annual Total Returns - FidelityFreedomBlendFunds-RetailComboPRO - FidelityFreedomBlendFunds-RetailComboPRO - Fidelity Freedom Blend 2035 Fund	May 30, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 31, 2018
Fidelity Freedom Blend 2035 Fund
Bar Chart Table:
Annual Return 2019	25.46%
Annual Return 2020	16.66%
Annual Return 2021	14.09%
Annual Return 2022	(18.34%)
Annual Return 2023	17.57%